Tracie Coop

Vice President and Senior Counsel

State Street Bank and Trust Company

Legal Fund Administration

4 Copley Place, 5th Floor

Boston, MA 02116

617.662.1745

617.662.3805

tracie.coop@statestreet.com

July 11, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re:	Artio Global Investment Funds (the “Trust”) and its respective series:
Artio U.S. Microcap Fund (“Microcap Fund”)
Artio U.S. Smallcap Fund (“Smallcap Fund”)
— File nos. 33-47507, 811-6652

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information of the prospectus dated March 1, 2012, as supplemented June 26, 2012, for the Trust as filed under Rule 497 on February 29, 2012 (SEC Accession No. 0000930413-12-003725). The purpose of the filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Trust.

If there are any questions concerning this filing, please call me directly at (617) 662-1745.

Sincerely,

/s/Tracie Coop
Tracie Coop
Senior Counsel and Vice President